Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom Income Fund - Fidelity Freedom Income Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306